Selling and Marketing Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 2,007	$ 2,801	$ 1,567
Share-based payment	180	123	573
Professional fees	363	1,118	823
Marketing	452	699	490
Selling commissions	378	86	99
Other	403	715	499
Total	$ 3,783	$ 5,542	$ 4,051